Investment Objectives and Goals	Aug. 13, 2026
Defiance Inference AI Chip ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Inference AI Chip ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Inference AI Chip ETF (the “Fund” or the “Inference AI Chip ETF”) seeks to track the total return performance, before fees and expenses, of the BITA AI Inference Chip Select Index (the “Index”).
Defiance AI Packaging & Testing ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance AI Packaging & Testing ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance AI Packaging & Testing ETF (the “Fund” or the “AI Packaging & Testing ETF”) seeks to track the total return performance, before fees and expenses, of the BITA AI Advanced Packaging and Testing Index (the “Index”).
Defiance Memory & Photonics ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Memory & Photonics ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Memory & Photonics ETF (the “Fund” or the “Memory & Photonics ETF”) seeks to track the total return performance, before fees and expenses, of the Solactive Memory and Photonics Index (the “Index”).
Defiance Plumbing & Electrical ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Plumbing & Electrical ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Plumbing & Electrical ETF (the “Fund” or the “Plumbing & Electrical ETF”) seeks to track the total return performance, before fees and expenses, of the Solactive United States Plumbing & Electrical Index (the “Index”).